Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Pennsylvania Tax-Free Funds
Prospectus Date	rr_ProspectusDate	Mar. 27, 2024
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2024